Impairment, Restructuring Charges and Other Related Closure Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment	$ (4)	$ (11)	$ (35)
Restructuring charges	(43)	(75)	(221)
Other related closure costs	(28)	(18)	(35)
Total impairment, restructuring charges and other related closure costs	(75)	(104)	(291)
Manufacturing Restructuring Plan [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment	(3)	(1)	(25)
Restructuring charges	(13)	(15)	(69)
Other related closure costs	(21)	(11)	(32)
Total impairment, restructuring charges and other related closure costs	(37)	(27)	(126)
ST-Ericsson Restructuring Plan [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment	(1)	(10)
Restructuring charges	(3)	(59)	(99)
Other related closure costs	(3)	(5)	(1)
Total impairment, restructuring charges and other related closure costs	(7)	(74)	(100)
ST-Ericsson Cost Savings Plan [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Restructuring charges	(26)
Total impairment, restructuring charges and other related closure costs	(26)
Goodwill Annual Impairment Test [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment			(6)
Total impairment, restructuring charges and other related closure costs			(6)
Other Restructuring Initiatives [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment			(4)
Restructuring charges	(1)	(1)	(53)
Other related closure costs	(4)	(2)	(2)
Total impairment, restructuring charges and other related closure costs	$ (5)	$ (3)	$ (59)